UNITED STATES
			        SECURITIES AND EXCHANGE COMMISSION
				      WASHINGTON, D.C. 20549
					     FORM 13F
				        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Maryland Capital Management, LLC
Address: 800 North Charles Street, Suite 300
Baltimore, MD 21201
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Lisa M. Faherty
Title: CCO
Phone: 410-547-2666
Signature, Place, and Date of Signing:
Lisa M. Faherty Baltimore, MD February 11, 2007
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

















FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	141
Form 13F Information Table Value Total: 	$287,281

List of Other Included Managers:		None












































                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      955    22971 SH       SOLE                    22971
ATC Healthcare, Inc.           COM              00209C102        7    50000 SH       SOLE                    50000
Abbott Laboratories            COM              002824100     5333    94980 SH       SOLE                    94980
Aflac Inc.                     COM              001055102      329     5255 SH       SOLE                     5255
Allied Capital Corp.           COM              01903Q108      299    13900 SH       SOLE                    13900
Altria Group Inc.              COM              02209S103      667     8820 SH       SOLE                     8820
American Express Co.           COM              025816109     1359    26129 SH       SOLE                    26129
American International Group,  COM              026874107     6628   113682 SH       SOLE                   113682
Apple Computer                 COM              037833100     1378     6958 SH       SOLE                     6958
Automatic Data Processing, Inc COM              053015103      725    16280 SH       SOLE                    16280
BP PLC ADR                     COM              055622104      351     4794 SH       SOLE                     4794
Bank of America Corp.          COM              060505104     5840   141538 SH       SOLE                   141538
Barr Pharmaceuticals, Inc.     COM              068306109     5903   111164 SH       SOLE                   111164
Berkshire Hathaway, Inc.- CL A COM              084670108      283        2 SH       SOLE                        2
Berkshire Hathaway, Inc.- CL B COM              084670207     6469     1366 SH       SOLE                     1366
Buckeye Partners UTS Limited P COM              118230101      240     4855 SH       SOLE                     4855
CSX Corp., Inc.                COM              126408103      246     5600 SH       SOLE                     5600
CVS/Caremark Corp.             COM              126650100     7981   200776 SH       SOLE                   200776
Capital One Financial Corp.    COM              14040H105      584    12350 SH       SOLE                    12350
Cardinal Health Inc.           COM              14149Y108      211     3650 SH       SOLE                     3650
Charles Schwab Corp., Inc.     COM              808513105     2275    89030 SH       SOLE                    89030
Chevron Corp.                  COM              166764100     1416    15168 SH       SOLE                    15168
Chipotle Mexican Grill - CL B  COM              169656204     1766    14350 SH       SOLE                    14350
Chipotle Mexican Grill Inc.    COM              169656105     8985    61095 SH       SOLE                    61095
Cisco Systems, Inc.            COM              17275R102     6008   221937 SH       SOLE                   221937
Citigroup, Inc.                COM              172967101     1235    41935 SH       SOLE                    41935
Citizens Communications        COM              17453B101      270    21222 SH       SOLE                    21222
Coca-Cola Co.                  COM              191216100      632    10303 SH       SOLE                    10303
Colgate Palmolive Co.          COM              194162103      346     4436 SH       SOLE                     4436
Conocophillips                 COM              20825C104     1613    18266 SH       SOLE                    18266
Constellation Energy Group, In COM              210371100     1088    10613 SH       SOLE                    10613
Coventry Health Care Inc.      COM              222862104     2441    41190 SH       SOLE                    41190
Covidien Ltd.                  COM              G2552X108      209     4725 SH       SOLE                     4725
Dentsply Intl Inc.             COM              249030107      366     8120 SH       SOLE                     8120
Dominion Resources, Inc.       COM              25746U109      898    18916 SH       SOLE                    18916
Duke Energy Corp.              COM              26441C105      506    25080 SH       SOLE                    25080
Education Realty Trust Inc.    COM              28140H104      460    40900 SH       SOLE                    40900
Electronic Arts Inc.           COM              285512109     4180    71555 SH       SOLE                    71555
Eli Lilly & Co.                COM              532457108      477     8940 SH       SOLE                     8940
Emerson Electric Co.           COM              291011104      221     3902 SH       SOLE                     3902
Enbridge Energy Partners LP    COM              29250R106     2452    48515 SH       SOLE                    48515
Express Scripts, Inc.          COM              302182100    18833   257990 SH       SOLE                   257990
Exxon Mobil Corp               COM              30231G102     8704    92904 SH       SOLE                    92904
FPL Group Inc.                 COM              302571104      359     5300 SH       SOLE                     5300
Gamestop Corp.                 COM              36467W109     4252    68455 SH       SOLE                    68455
General Electric Co., Inc.     COM              369604103     7482   201832 SH       SOLE                   201832
GlaxoSmithKline PLC            COM              37733W105      369     7314 SH       SOLE                     7314
Glimcher Realty Trust REIT     COM              379302102      659    46150 SH       SOLE                    46150
Goldman Sachs Group Inc.       COM              38141G104      289     1345 SH       SOLE                     1345
Google Inc.                    COM              38259P508      346      500 SH       SOLE                      500
HCP, Inc.                      COM              40414L109     2215    63673 SH       SOLE                    63673
Halliburton, Inc.              COM              406216101     2627    69295 SH       SOLE                    69295
Health Care Reit Inc.          COM              42217K106     1875    41946 SH       SOLE                    41946
Healthextras, Inc.             COM              422211102     6258   239939 SH       SOLE                   239939
Healthways, Inc.               COM              422245100      245     4200 SH       SOLE                     4200
Heinz (H.J.), Inc.             COM              423074103     3423    73335 SH       SOLE                    73335
Hewlett-Packard Company        COM              428236103      825    16349 SH       SOLE                    16349
Home Depot, Inc.               COM              437076102      275    10200 SH       SOLE                    10200
Intel Corp.                    COM              458140100     6880   258068 SH       SOLE                   258068
Intl Business Machines, Corp.  COM              459200101      861     7968 SH       SOLE                     7968
Jacobs Engineering Group       COM              469814107      252     2638 SH       SOLE                     2638
Johnson & Johnson              COM              478160104     6046    90647 SH       SOLE                    90647
Kinder Morgan Energy Unit LTD  COM              494550106     2571    47611 SH       SOLE                    47611
Laboratory Corporation of Amer COM              50540R409      270     3575 SH       SOLE                     3575
Legg Mason, Inc.               COM              524901105     4539    62052 SH       SOLE                    62052
MDU Resources Group            COM              552690109      373    13500 SH       SOLE                    13500
Marathon Oil Corp.             COM              565849106      462     7588 SH       SOLE                     7588
McCormick & Co., Inc. - Voting COM              579780107     3841   101217 SH       SOLE                   101217
McCormick & Company, Inc.      COM              579780206     1834    48383 SH       SOLE                    48383
McDonald's Corp., Inc.         COM              580135101      512     8692 SH       SOLE                     8692
McKesson Corporation           COM              58155Q103      328     5000 SH       SOLE                     5000
Medco Health Solutions Inc.    COM              58405U102      505     4982 SH       SOLE                     4982
Medtronic, Inc.                COM              585055106     4664    92777 SH       SOLE                    92777
Merck & Co., Inc.              COM              589331107      589    10138 SH       SOLE                    10138
Microsoft Corp.                COM              594918104     8007   224916 SH       SOLE                   224916
Muni MTG & Equity LLC Growth S COM              62624B101      223    15000 SH       SOLE                    15000
Nationwide Health Ppty         COM              638620104      743    23691 SH       SOLE                    23691
Nokia Corp Sponsored ADR       COM              654902204      545    14200 SH       SOLE                    14200
Oceaneering Intl Inc.          COM              675232102      424     6300 SH       SOLE                     6300
Omega Healthcare Invs REIT     COM              681936100      181    11300 SH       SOLE                    11300
Omniture, Inc.                 COM              68212S109    37712  1132840 SH       SOLE                  1132840
Oracle Corp.                   COM              68389X105      426    18864 SH       SOLE                    18864
PNC Bank Corporation, Inc      COM              693475105      299     4556 SH       SOLE                     4556
PPL Corporation                COM              69351T106      225     4312 SH       SOLE                     4312
Pepsico, Inc.                  COM              713448108     7267    95742 SH       SOLE                    95742
Pfizer, Inc.                   COM              717081103     2438   107253 SH       SOLE                   107253
Procter & Gamble, Co.          COM              742718109     3780    51478 SH       SOLE                    51478
Provident Bankshares, Inc.     COM              743859100      447    20882 SH       SOLE                    20882
Provident Energy Trust F Trust COM              74386K104      196    19600 SH       SOLE                    19600
Qualcomm, Inc.                 COM              747525103     3012    76547 SH       SOLE                    76547
Rock-Tenn Company-CL A         COM              772739207     1848    72717 SH       SOLE                    72717
Royal Dutch Shell              COM              780259206      480     5700 SH       SOLE                     5700
SPX Corporation                COM              784635104      915     8900 SH       SOLE                     8900
Sandy Spring Bancorp, Inc.     COM              800363103      287    10300 SH       SOLE                    10300
Schlumberger Inc.              COM              806857108      645     6560 SH       SOLE                     6560
Simon Property Group           COM              828806109      300     3449 SH       SOLE                     3449
Spectra Energy Corp.           COM              847560109      248     9619 SH       SOLE                     9619
Startech Environmental Corp.   COM              855906103       15    10050 SH       SOLE                    10050
SunTrust Banks, Inc.           COM              867914103      209     3346 SH       SOLE                     3346
Symantec Corp.                 COM              871503108      544    33700 SH       SOLE                    33700
T.Rowe Price Group, Inc.       COM              74144T108      735    12077 SH       SOLE                    12077
Target Corp.                   COM              87612E106      294     5872 SH       SOLE                     5872
Teco Energy Inc.               COM              872375100      281    16350 SH       SOLE                    16350
Tellabs, Inc.                  COM              879664100      242    37000 SH       SOLE                    37000
Time Warner Inc.               COM              887317105     1929   116854 SH       SOLE                   116854
URS Corp.                      COM              903236107     3842    70710 SH       SOLE                    70710
Under Armour, Inc.             COM              904311107     1827    41834 SH       SOLE                    41834
United Technologies, Inc.      COM              913017109      230     3002 SH       SOLE                     3002
Verizon Communications         COM              92343V104      552    12638 SH       SOLE                    12638
WGL Holdings, Inc.             COM              92924F106      260     7925 SH       SOLE                     7925
Wal-Mart Company, Inc.         COM              931142103      875    18420 SH       SOLE                    18420
Walt Disney Company, Inc.      COM              254687106      371    11482 SH       SOLE                    11482
Weingarten Realty Investment S COM              948741103      279     8867 SH       SOLE                     8867
Wells Fargo Inc.               COM              949746101      356    11796 SH       SOLE                    11796
Wyeth                          COM              983024100      284     6418 SH       SOLE                     6418
Zimmer Holdings, Inc.          COM              98956P102      828    12515 SH       SOLE                    12515
Felcor Lodging Trust PFD A Con PFD              31430F200      682    33055 SH       SOLE                    33055
Cohen & Steers REIT & Utility  COM              19247Y108      484 24067.2959SH      SOLE               24067.2959
DWS Rreef Real Estate Fund, In COM              233384106      212 12076.0000SH      SOLE               12076.0000
MS India Investment Fund       COM              61745C105     2543 46323.0000SH      SOLE               46323.0000
Nicholas Applegate Conv & Inco COM              65370F101      159 13000.0000SH      SOLE               13000.0000
Nuveen Equity Premier Income F COM              6706ER101      651 39680.0000SH      SOLE               39680.0000
Nuveen Equity Premier Oppty Fu COM              6706EM102      759 46440.0000SH      SOLE               46440.0000
Nuveen Select Mat Mun Shares B COM              67061T101      232 25050.0000SH      SOLE               25050.0000
Nuveen Select Tax Free Income  COM              67063X100      157 12000.0000SH      SOLE               12000.0000
iPath MSCI India Index ETN     COM              06739F291      462 4728.0000SH       SOLE                4728.0000
iShares MSCI EAFE Index Fund   COM              464287465     3659 46606.0000SH      SOLE               46606.0000
iShares MSCI Hong Kong Index F COM              464286871      827 37700.0000SH      SOLE               37700.0000
iShares MSCI Japan Index Fund  COM              464286848     1151 86615.0000SH      SOLE               86615.0000
iShares MSCI Taiwan Index Fund COM              464286731     1215 80835.0000SH      SOLE               80835.0000
iShares Russell 1000 Growth    COM              464287614      904 14881.0000SH      SOLE               14881.0000
iShares Russell 1000 Value     COM              464287598      492 6125.0000SH       SOLE                6125.0000
iShares Russell 2000 Index Fun COM              464287655     1719 22636.0000SH      SOLE               22636.0000
iShares Russell MidCap Index F COM              464287499      826 7975.0000SH       SOLE                7975.0000
iShares Russell Midcap Value I COM              464288406      705 5000.0000SH       SOLE                5000.0000
iShares S&P Euro 350 Index Fun COM              464287861      791 6922.0000SH       SOLE                6922.0000
iShares Tr Dow Jones RE US Rea COM              464287739      762 11600.0000SH      SOLE               11600.0000
iShares Trust Dow Jones Select COM              464287168      248 3852.0000SH       SOLE                3852.0000
iShares Trust Index Fund FTSE  COM              464287184     3127 18344.0000SH      SOLE               18344.0000
iShares Trust Russell 2000 Gro COM              464287648      726 8700.0000SH       SOLE                8700.0000
iShares Trust S&P 500 Index    COM              464287200     1997 13610.0000SH      SOLE               13610.0000